Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries and social security expenses [abstract]
Wages and salaries	$ 127,113	$ 132,010	$ 101,818
Social security costs	41,404	36,932	30,296
Equity-settled share-based compensation	8,581	10,227	6,406
Salaries and social security expenses	177,098	179,169	138,520
Wages and salaries capitalized in property, plant and equipment	$ 35,007	$ 30,014	$ 25,105